Supplemental Financial Information - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) Segment	Dec. 31, 2022 USD ($) Segment
Property Plant And Equipment [Line Items]
Depreciation	$ 4,069,000	$ 10,368,000
Inventory write-downs	0	$ 18,828,000
Inventory write-down related to discontinuance of production	10,200,000
Impairment charges	$ 0
Number Of Operating Segments | Segment	2	2
Property, Plant and Equipment [Member]
Property Plant And Equipment [Line Items]
Depreciation	$ 4,100,000	$ 10,400,000
Leasehold Improvements, Production Equipment and Research Equipment [Member]
Property Plant And Equipment [Line Items]
Impairment charges		$ 72,100,000